Investments in subsidiaries - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 29, 2022	Jul. 18, 2022	May 31, 2022	May 25, 2022	Feb. 28, 2022	Oct. 28, 2021	Oct. 01, 2021	May 03, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 658,618	$ 111,513
Consideration paid	639,192	104,148
Revenue of combined entity as if combination occurred at beginning of period	600,000
Profit (loss) of combined entity as if combination occurred at beginning of period	43,000
Expenses for acquisition-related and integration costs	27,654	7,371
Acquisition-related costs	3,094	293
Integration costs	24,560	7,078
Termination of employment costs	10,948	1,008
Other integration costs	13,612	$ 6,070
Array Holding Company, Inc
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)									$ 60,337
CMC
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	90,900							$ 90,900
Consideration paid	79,291
Revenue of acquiree since acquisition date	112,000
Profit (loss) of acquiree since acquisition date	5,000
Unico Computer Systems Pty Ltd
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)							$ 39,814
Harwell Management
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)						$ 47,309
Umanis
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	420,258				$ 303,896
Percentage of voting equity interests acquired				90.00%	72.40%
Consideration paid	420,258		$ 116,362
Revenue of acquiree since acquisition date	113,000
Profit (loss) of acquiree since acquisition date	9,000
Harris, Mackessy & Brennan, Inc
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)											$ 30,340
Sense Corp
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)										$ 81,173
Prior fiscal year acquisitions
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 4,700